Summary of Significant Accounting Policies - Additional Information (Detail)	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Percentage of inventories valued using the last-in, first-out (LIFO)	45.00%	45.00%